Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 241,789	$ 157,208
Gross unrealized gains	1,534	1,037
Gross unrealized losses	(1,528)	(1,885)
Fair value	241,795	156,360
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	39,827	13,165
Gross unrealized gains	46	31
Gross unrealized losses	(7)	(27)
Fair value	39,866	13,169
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	11,368	7,563
Gross unrealized gains	39	27
Gross unrealized losses	(89)	(36)
Fair value	11,318	7,554
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	131,385	81,632
Gross unrealized gains	622	333
Gross unrealized losses	(1,316)	(1,699)
Fair value	130,691	80,266
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	11,975	10,199
Gross unrealized gains	14	6
Gross unrealized losses	(56)	(49)
Fair value	11,933	10,156
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,674	2,646
Gross unrealized gains	7	3
Gross unrealized losses	(7)	(15)
Fair value	2,674	2,634
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,126	9,343
Gross unrealized gains	15	17
Gross unrealized losses	(2)	(3)
Fair value	10,139	9,357
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,602	31,932
Gross unrealized gains	122	101
Gross unrealized losses	(46)	(51)
Fair value	33,678	31,982
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	832	728
Gross unrealized gains	669	519
Gross unrealized losses	(5)	(5)
Fair value	$ 1,496	$ 1,242